Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2023
Long-Term Debt [Abstract]
Long-Term Debt
The amount of long-term debt shown in the accompanying unaudited condensed consolidated balance sheet of June 30, 2023, is analyzed as follows:
		Year/Period Ended
Loan facilities	Borrowers	December 31, 2022	June 30, 2023
$11.0 Million Term Loan Facility (a)	Spetses- Pikachu	$6,200,000	$5,400,000
$4.5 Million Term Loan Facility (b)	Bistro	2,850,000	2,550,000
$15.29 Million Term Loan Facility (c)	Pocahontas- Jumaru	11,993,000	11,051,000
$40.75 Million Term Loan Facility (e)	Liono-Snoopy-Cinderella-Luffy	34,980,000	32,672,000
$23.15 Million Term Loan Facility (f)	Bagheera-Garfield	17,800,500	9,089,300
$55.00 Million Term Loan Facility (g)	Mulan- Johnny Bravo-Songoku-Asterix-Stewie	44,395,000	37,325,000
$22.5 million Term Loan Facility (h)	Tom-Jerry	22,250,000	19,250,000
Total long-term debt including Debt related to assets held for sale		$140,468,500	$117,337,300
Less: Deferred financing costs		(1,696,738)	(1,272,882)
Total long-term debt including Debt related to assets held for sale, net of deferred finance costs		$138,771,762	$116,064,418

Presented:
Current portion of long-term debt		$29,848,400	$20,943,399
Less: Current portion of deferred finance costs		(677,585)	(514,820)
Current portion of long-term debt, net of deferred finance costs		$29,170,815	$20,428,579

Debt related to assets held for sale		$—	$10,742,000
Less: Current portion of deferred finance costs		—	(119,348)
Debt related to assets held for sale, net of deferred finance costs		$—	$10,622,652

Non-Current portion of long-term debt		110,620,100	85,651,901
Less: Non-Current portion of deferred finance costs		(1,019,153)	(638,714)
Non-Current portion of long-term debt, net of deferred finance costs		$109,600,947	$85,013,187

Annual Principal Payments
The annual principal payments for the Company’s outstanding debt arrangements (including the debt related to assest held for sale) as of June 30, 2023, required to be made after the balance sheet date, are as follows:
Twelve-month period ending June 30,	Amount
2024	$31,685,399
2025	27,776,401
2026	13,624,400
2027	40,051,100
2028	4,200,000
Total long-term debt	$117,337,300